Short-term Investments (Detail) $ in Thousands	Sep. 30, 2016 USD ($)
Schedule of Investments [Line Items]
Short-term investments	$ 1,278
Available-for-sale securities
Schedule of Investments [Line Items]
Short-term investments	150
Held-to-maturity securities
Schedule of Investments [Line Items]
Short-term investments	$ 1,128